DERIVATIVE FINANCIAL LIABILITY AND CONVERTIBLE NOTE - Carrying Amounts (Details) - USD ($)		1 Months Ended	3 Months Ended				12 Months Ended
	Jan. 30, 2018	Dec. 31, 2017	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Carrying amounts of derivative financial liability and convertible notes
Fair value		$ 89,470,273				$ 36,829,030	$ 36,829,030
Add: Deferred loss		(45,132,259)
Amortization of deferred loss		2,499,668				42,632,591	46,894,189	$ 3,351,987
Fair value adjustment on exercised warrants, December 27		(511,122)
Fair value adjustment		(8,389,224)	$ (11,733,761)
Balance, Derivative financial liability		36,829,030	190,303				$ 190,303	36,829,030
Number of warrants exercised							9,451,780
Derivative financial liability and convertible note
Derivative liability from financing (current)		19,997,345						19,997,345
Derivative liability from financing (non-current)		16,831,685	190,303				$ 190,303	16,831,685
Convertible Note (current)		4,261,597	1,423,224				1,423,224	4,261,597
Convertible Note (non-current)		15,745,962	13,194,112				13,194,112	15,745,962
Series D Warrants
Carrying amounts of derivative financial liability and convertible notes
Add: Deferred loss	$ (1,004,195)
Exercise of Warrants		(1,108,306)				(1,004,185)
Series B Warrants
Carrying amounts of derivative financial liability and convertible notes
Add: Deferred loss							$ (32,988,998)
Exercise of Warrants					$ (26,434,969)	(6,554,029)
Number of warrants exercised							35,128,148
Series F Warrants
Carrying amounts of derivative financial liability and convertible notes
Add: Deferred loss							$ (29,085,125)
Exercise of Warrants					(2,532,855)	(26,552,270)
Number of warrants exercised							22,431,506
Series C Warrants
Carrying amounts of derivative financial liability and convertible notes
Add: Deferred loss							$ (4,459,249)
Exercise of Warrants			(253,887)		(4,205,362)
Number of warrants exercised							9,451,780
Series A Units
Carrying amounts of derivative financial liability and convertible notes
Fair value		13,139,650				4,932,785	$ 4,932,785
Add: Deferred loss		(7,054,787)
Amortization of deferred loss		390,379				6,664,408
Fair value adjustment		(1,542,457)	1,190,630
Balance, Derivative financial liability		4,932,785	35,693				35,693	4,932,785
Series A Units | Series B Warrants
Carrying amounts of derivative financial liability and convertible notes
Exercise of Warrants					(11,614,224)	(303,919)
Series A Units | Series C Warrants
Carrying amounts of derivative financial liability and convertible notes
Exercise of Warrants					(833,987)
Series B Units
Carrying amounts of derivative financial liability and convertible notes
Fair value		67,810,835				28,938,849	28,938,849
Add: Deferred loss		(36,408,201)
Amortization of deferred loss		2,067,557				34,340,644
Fair value adjustment on exercised warrants, December 27		(511,122)
Fair value adjustment		(2,911,914)	(8,411,543)
Balance, Derivative financial liability		28,938,849	82,523				82,523	28,938,849
Series B Units | Series D Warrants
Carrying amounts of derivative financial liability and convertible notes
Exercise of Warrants		(1,108,306)				(1,004,185)
Series B Units | Series B Warrants
Carrying amounts of derivative financial liability and convertible notes
Exercise of Warrants					(14,820,745)	(6,250,110)
Series B Units | Series F Warrants
Carrying amounts of derivative financial liability and convertible notes
Exercise of Warrants					(2,532,855)	(26,552,270)
Series B Units | Series C Warrants
Carrying amounts of derivative financial liability and convertible notes
Exercise of Warrants			(253,887)		$ (3,371,375)
Series E Warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value		8,519,788				2,957,396	2,957,396
Add: Deferred loss		(1,669,271)
Amortization of deferred loss		41,732				$ 1,627,539
Fair value adjustment		(3,934,853)	(4,512,848)
Balance, Derivative financial liability		2,957,396	$ 72,087				72,087	2,957,396
Series D Warrants | Series D Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants exercised						1,698,841
Series B Warrants | Series B Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants exercised					14,505,580	11,170,788
Series F Warrants | Series F Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants exercised					1,389,846	21,041,660
Series C Warrants | Series C Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants exercised			500,000		8,951,780
Convertible Notes
Carrying amounts of derivative financial liability and convertible notes
Fair value		26,100,900				$ 20,007,559	20,007,559
Add: Deferred loss		(5,113,917)
Amortization of deferred loss		852,319			$ 4,261,598
Fair value adjustment on exercised warrants, December 27		(1,831,743)
Exercise of Warrants			$ (13,872,312)	$ (1,536,596)	$ (5,146,924)
Fair value adjustment			10,904,011
Balance, Derivative financial liability		$ 20,007,559	$ 14,617,336				14,617,336	$ 20,007,559
Number of warrants exercised			10,300,000	1,772,500	5,567,500
Derivative financial liability and convertible note
Convertible Note (current)			$ 1,423,224				1,423,224
Convertible Note (non-current)			$ 13,194,112				$ 13,194,112